Finance income (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income [Abstract]
Bank interest on cash and cash equivalents	£ 668,000	£ 1,386,000	£ 550,000
Interest on short-term deposits	0	0	272,000
Gain on entering into sub-leases on leasehold properties	215,000	115,000	0
Interest on investment in sub-lease	38,000	9,000	0
Gain from change in fair value of derivative liability	1,287,000	0	0
Gain from change in fair value of derivative asset	0	0	318,000
Finance income	2,208,000	1,510,000	1,140,000
Credit to equity	3,840,000
Loss from change in fair value of embedded derivative asset	£ 266,000	£ 454,000	£ 0